OTHER PAYABLES AND ACCRUED LIABILITIES	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Youlife International Holdings Inc [Member]
Restructuring Cost and Reserve [Line Items]
OTHER PAYABLES AND ACCRUED LIABILITIES

13. OTHER PAYABLES AND ACCRUED LIABILITIES

	As of December 31,
	2023	2024
	RMB	RMB	USD
Deposits received	7,817	-	-
Payroll and welfare payables	139,592	128,521	17,608
Other liabilities	71,058	13,367	1,831
Total	218,467	141,888	19,439
Less: other payables and accrued liabilities of the discontinued operations	(58,114)	-	-
Other payables and accrued liabilities of the continued operations	160,353	141,888	19,439

13. OTHER PAYABLES AND ACCRUED LIABILITIES

	As of December 31,
	2022	2023
	RMB	RMB	USD
Deposits received	911	7,817	1,101
Due to third parties	6,265	-	-
Payroll and welfare payables	211,102	139,592	19,661
Other liabilities	22,315	71,058	10,008
Total	240,593	218,467	30,770
Less: other payables and accrued liabilities of the discontinued operations	(171,161)	(58,114)	(8,185)
Other payables and accrued liabilities of the continued operations	69,432	160,353	22,585